INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Series Twenty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 106,474		$ 109,408
Series Twenty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	39,102		0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	45,959		57,309
Write Off Of Capital Contribution Payable		$ 9,352
Series Twenty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	159,714		372,667
Series Twenty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	185,148		146,078
Fund Receivable				$ 80,040
Series Twenty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	112,755		70,287
Series Twenty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	500,992		461,073
Fund Receivable				69,000
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	164,034		226,075
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	198,898		533,920
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	531,118		442,926
Series Thirty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	187,074		174,671
Fund Receivable				51,000
Series Thirty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	497,487		551,230
Series Thirty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	529,907		513,975
Series Thirty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	297,842		250,938
Series Thirty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	136,875		360,810
Series Thirty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	40,749		403,942
Series Thirty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	131,250		381,014
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	141,806		973,078
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	144,427		401,471
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	13,393		283,760
Series Forty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	695,283		485,428
Series Forty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	535,125		652,535
Series Forty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	678,898		820,041
Fund Receivable				$ 39,960
Series Forty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	749,824		980,275
Series Forty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	596,043		612,970
Series Forty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	915,282		674,036
Series Forty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 566,331		$ 677,325